Fair Value of Derivatives not Designated Hedge Instruments (Detail) (Not Designated as Hedging Instrument, Interest Rate Swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ (2,552)
Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(978)
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ (1,574)